UNITED STATES SECURITIES AND EXCHANGE COMMISSION
					  washington, D.C.  20549
						Form 13F

					  Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:	June 30, 2004
						--------------

Check here if Amendment (_);  Amendment Number:
This Amendment (Check only one).:
(_) is a restatement.
(_) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:				Hartline Investment Corporation
				-------------------------------

Address:			20 North Wacker Drive, Suite 3820, Chicago, IL  60606
				-----------------------------------------------------

Form 13F File Number:		028-04984
				---------

The institutional investment investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all requried items, statements, schedules, lists, and tables, are c onsidered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	William G. Hart
	---------------
Title:	President
	---------
Phone:	312-726-4278
	------------

Signature, Place and Date of Signing:

				Chicago, IL	July 1,2004
				-----------	------------
___________________________	(City, State)	(Date)
(Signature)


Report Type  (Check only one):

(X) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).
( ) 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s). ( ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manater are reported in this report and a portion are reported by other reporting manager(s).


						Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		--

Form 13F Information Table Entry Total:		------

Form 13F Information Table Value Total:		------------


List of Other Included Managers:


 PAGE


FORM 13F INFORMATION TABLE

Hartline Investment Corp
FORM 13F
30-Jun-04

								Voting Authority
								--------------------------
	Title of		Value	Shares/	Sh/	Put/	Invstmt	Other
Name of Issuer	Class	CUSIP	(x$1000)	Prn Amt	Prn	Call	Dscretn	Mgrs.	Sole
------------------------------	----------------	---------	--------	--------	---	----	-------	------------	--------

ABBOTT LABORATORIES	COM	002824100	843	20690	SH		Sole		20690
ADVANCED MEDICAL OPT	COM	00763m108	213	4994	SH		Sole		4994
AFLAC INC	COM	001055102	12938	317035	SH		Sole		317035
ALLIED CAPITAL	COM	01903q108	322	13205	SH		Sole		13205
ALLIED PRODUCTS	COM	019411107	0	50000	SH		Sole		50000
ALLIED WASTE SER (CV) 6.25%	COM		2174	30500	SH		Sole		30500
AMERICAN EXPRESS	COM	025816109	4310	83890	SH		Sole		83890
AMERICAN INTL GROUP INC	COM	026874107	3304	46348	SH		Sole		46348
AMGEN	COM	031162100	3485	63864	SH		Sole		63864
AMPHENOL	COM	032095101	3550	106555	SH		Sole		106555
ANHEUSER-BUSCH COMPANIES INC	COM	035229103	389	7200	SH		Sole		7200
APACHE	COM	037411105	559	12826	SH		Sole		12826
APOLLO GROUP	COM	037604105	401	4540	SH		Sole		4540
BAKER HUGHES 	COM	057224107	226	6000	SH		Sole		6000
BANK ONE CORP	COM	06423a103	2213	43398	SH		Sole		43398
BANKNORTH GROUP	COM	06646R107	3913	120460	SH		Sole		120460
BERKSHIRE HATHAWAY A	COM	084670108	84325	948	SH		Sole		948
BERKSHIRE HATHAWAY B	COM	084670207	5747	1945	SH		Sole		1945
BEST BUY	COM	086516101	324	6381	SH		Sole		6381
BLYTH INDUSTRIES	COM	09643P108	313	9086	SH		Sole		9086
BRINKER INTL INC	COM	109641100	1291	37840	SH		Sole		37840
BRISTOL MYERS SQUIBB	COM	110122108	419	17119	SH		Sole		17119
BRITISH PETROLEUM	COM	055622104	3428	63994	SH		Sole		63994
CARDINAL HEALTH INC	COM	14149y108	6327	90322	SH		Sole		90322
CHARTER ONE FINANCIAL	COM	160903100	1441	32602	SH		Sole		32602
CHEVRONTEXACO	COM	166764100	286	3042	SH		Sole		3042
CHICOS FAS	COM	168615102	948	20985	SH		Sole		20985
CHOICEPOINT	COM	170388102	4651	101856	SH		Sole		101856
CHURCH & DWIGHT	COM	171340102	1071	23400	SH		Sole		23400
CINERGY	COM	172474108	639	16820	SH		Sole		16820
CINTAS CORP	COM	172908105	2895	60737	SH		Sole		60737
CISCO SYSTEMS INC	COM	17275r102	3661	154477	SH		Sole		154477
COCA COLA CO	COM	191216100	3343	66231	SH		Sole		66231
CONSTELLATION BRANDS CLASS A	COM	21036p108	5640	151900	SH		Sole		151900
COSTCO WHOLESALE CORP	COM	22160k105	5423	131695	SH		Sole		131695
DENTSPLY INTL	COM	249030107	4296	82464	SH		Sole		82464
DEVON ENERGY CORP.	COM	25179m103	416	6300	SH		Sole		6300
DEVRY	COM	251893103	299	10895	SH		Sole		10895
DISNEY COMPANY HOLDINGS (WALT)	COM	254687106	4447	174470	SH		Sole		174470
E M C CORPORATION	COM	268648102	1785	156543	SH		Sole		156543
E-DIGITAL	COM	26841Y103	5	19000	SH		Sole		19000
ESTEE LAUDER CO.	COM	518439104	3639	74605	SH		Sole		74605
EXXONMOBIL	COM	30231G102	5764	129789	SH		Sole		129789
FASTENAL CORP	COM	311900104	2029	35695	SH		Sole		35695
FEDERAL HOME LOAN MORTG CORP	COM	313400301	5900	93200	SH		Sole		93200
FEDERAL NATIONAL MORTGAGE ASSO	COM	313586109	2280	31950	SH		Sole		31950
FIFTH THIRD BANCORP	COM	316773100	2361	43896	SH		Sole		43896
FISHER SCIENTIFIC	COM	338032204	1487	25750	SH		Sole		25750
FMC TECHNOLOGIES	COM	30249U101	2075	72050	SH		Sole		72050
FORTUNE BRANDS INC.	COM	349631101	237	3145	SH		Sole		3145
FPL GROUP	COM	302571104	595	9301	SH		Sole		9301
GANNETT	COM	364730101	931	10976	SH		Sole		10976
GARTNER GROUP CLASS B	COM	366651206	3077	238750	SH		Sole		238750
GENERAL ELECTRIC	COM	369604103	8350	257731	SH		Sole		257731
GREENPOINT FINANCIAL CORP	COM	395384100	1033	26012	SH		Sole		26012
HARLEY DAVIDSON	COM	412822108	213	3442	SH		Sole		3442
HELMERICH & PAYNE	COM	423452101	263	10045	SH		Sole		10045
ILLINOIS TOOL WORKS INC	COM	452308109	9050	94381	SH		Sole		94381
INT'L BUSINESS MACHINES	COM	459200101	9651	109488	SH		Sole		109488
INTEL CORP	COM	458140100	5080	184075	SH		Sole		184075
INTERPUBLIC SER A (CV) 5.375%	COM		2087	40900	SH		Sole		40900
INTRADO	COM	46117A100	3383	210256	SH		Sole		210256
ISHARES NAS BIOT IDX	COM	464287556	3742	49821	SH		Sole		49821
JABIL CIRCUIT	COM	466313103	2785	110590	SH		Sole		110590
JOHNSON & JOHNSON	COM	478160104	415	7450	SH		Sole		7450
JOHNSON CONTROLS	COM	478366107	2801	52465	SH		Sole		52465
JP MORGAN & CO INC	COM	46625H100	233	6005	SH		Sole		6005
KINDER MORGAN INC	COM	49455P101	607	10235	SH		Sole		10235
L-3 COMMUNICATIONS	COM	502424104	1121	16780	SH		Sole		16780
LA-Z-BOY	COM	505336107	23588	1311908	SH		Sole		1311908
LABORATORY CORP. OF AMERICA	COM	50540R409	232	5850	SH		Sole		5850
LOCKHEED-MARTIN CORP.	COM	539830109	479	9200	SH		Sole		9200
MAF BANCORP	COM	55261R108	1116	26148	SH		Sole		26148
MEDTRONIC INC	COM	585055106	7644	156888	SH		Sole		156888
MERCK & CO INC	COM	589331107	231	4863	SH		Sole		4863
MICROSOFT CORP	COM	594918104	7534	263796	SH		Sole		263796
MMM (3M) COMPANY	COM	88579y101	1295	14386	SH		Sole		14386
NORTHERN TRUST CORP	COM	665859104	1740	41165	SH		Sole		41165
NORTHFIELD LABS INC.	COM	666135108	171	12000	SH		Sole		12000
O REILLY AUTOMOTIVE INC	COM	686091109	240	5305	SH		Sole		5305
OMNICOM GROUP INC.	COM	681919106	3289	43341	SH		Sole		43341
ORACLE CORP	COM	68389X105	2991	250750	SH		Sole		250750
ORIENT EXPRESS HOTELS	COM	G67743107	403	23800	SH		Sole		23800
PAYCHEX INC	COM	704326107	5065	149504	SH		Sole		149504
PENNEY J C INC	COM	708160106	4912	130075	SH		Sole		130075
PEPSICO INC	COM	713448108	488	9050	SH		Sole		9050
PFIZER	COM	717081103	2919	85142	SH		Sole		85142
PROCTER & GAMBLE CO	COM	742718109	396	7274	SH		Sole		7274
PROGRESSIVE	COM	743315103	334	3920	SH		Sole		3920
PROLOGIS TRUST	COM	743410102	2026	61550	SH		Sole		61550
R.R. DONNELLEY & SONS	COM	257867101	3036	91954	SH		Sole		91954
RICHARDSON ELECTRONICS	COM	763165107	593	53500	SH		Sole		53500
ROBERT HALF INTL	COM	770323103	1666	55977	SH		Sole		55977
SAFEWAY	COM	786514208	203	8000	SH		Sole		8000
SARA LEE CORP	COM	803111103	432	18794	SH		Sole		18794
SCHERING-PLOUGH	COM	806605101	2360	127700	SH		Sole		127700
SERVICEMASTER	COM	81760n109	470	38182	SH		Sole		38182
SIEBEL SYSTEMS	COM	826170102	266	24875	SH		Sole		24875
SOLECTRON CORP	COM	834182107	6209	959708	SH		Sole		959708
STARBUCKS	COM	855244109	258	5928	SH		Sole		5928
STERICYCLE	COM	858912108	8701	168170	SH		Sole		168170
STRYKER	COM	863667101	8024	145900	SH		Sole		145900
SUNGARD DATA SYSTEMS	COM	867363103	5757	221420	SH		Sole		221420
SYSCO	COM	871829107	1449	40400	SH		Sole		40400
TAKE-TWO INTERACTIVE	COM	874054109	6048	197402	SH		Sole		197402
TARGET CORP	COM	87612e106	5992	141095	SH		Sole		141095
TENET HEALTHCARE CORP	COM	88033G100	?	10000	SH		Sole		10000
THOMAS & BETTS	COM	884315102	3030	111275	SH		Sole		111275
TIFFANY & CO.	COM	886547108	3618	98195	SH		Sole		98195
TOYOTA MOTOR ADR	COM	892331307	2442	29925	SH		Sole		29925
TRIBUNE CO	COM	896047107	3816	83800	SH		Sole		83800
U.S. BANCORP	COM	902973106	437	15866	SH		Sole		15866
UNISYS	COM	909214108	2949	212475	SH		Sole		212475
UNITED HEALTH GROUP	COM	91324p102	5518	88650	SH		Sole		88650
VERIZON COMMUNICATIONS	COM	92343V104	243	6719	SH		Sole		6719
VERSUS TECHNOLOGY	COM	925313108	1	10000	SH		Sole		10000
VIACOM - CLASS B	COM	925524308	2131	59650	SH		Sole		59650
VIACOM INC NON VOTING CL B	COM		334	9350	SH		Sole		9350
WALGREEN CO	COM	931422109	10019	276703	SH		Sole		276703
WALMART STORES	COM	931142103	12590	238631	SH		Sole		238631
WASHINGTON POST CL B	COM	939640108	3890	4183	SH		Sole		4183
WASTE MANAGEMENT	COM	94106L109	2588	84450	SH		Sole		84450
WELLS FARGO CORP	COM	949746101	815	14240	SH		Sole		14240
ACORN FUND		53015P403	918	37372.627	SH		Sole		37372.627
FMA SMALL CAP COMPANY PORTFOLI		902555796	288	12593.741	SH		Sole		12593.741
MARATHON FUND			1594	1000	SH		Sole		1000
VANGUARD CAPITAL OPPORTUNITIES		922038302	353	12465.982	SH		Sole		12465.982
CICERO ILLINOIS SER A		171646KT8	15	15000	PRN		Sole		15000
REPORT SUMMARY 	128	DATA RECORDS	?		0

OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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